CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
Current assets
Cash and cash equivalents	$ 1,771,260	$ 2,208,756
Restricted cash, current	187,846	167,656
Short-term investments	1,847,120	1,094,593
Inventory, net	104,876	68,328
Amounts due from related parties, current	37	343
Prepaid expenses and other current assets	215,781	159,498
Total current assets	4,126,920	3,699,174
Restricted cash, non-current	32,625	81,064
Property and equipment, net	472,366	405,319
Deferred tax assets	3,487	4,620
Rental deposits	22,131	16,947
Land use rights, net	182,880	189,049
Long-term investments (including available-for-sale investments of $151,263 and $139,002 as of February 29, 2024 and February 28, 2025, respectively)	305,105	284,266
Amounts due from related parties, non-current	96	59
Long-term prepayments and other non-current assets	28,393	16,347
Operating lease right-of-use assets	329,064	231,104
Total assets	5,503,067	4,927,949
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $89,375 and $108,578 as of February 29, 2024 and February 28, 2025, respectively)	146,300	127,321
Deferred revenue, current (including deferred revenue, current, of the consolidated VIEs without recourse to TAL Education Group of $350,887 and $531,655 as of February 29, 2024 and February 28, 2025, respectively)	624,272	400,286
Amounts due to related parties, current (including amounts due to related parties, current, of the consolidated VIEs without recourse to TAL Education Group of $95 and $91 as of February 29, 2024 and February 28, 2025, respectively)	93	96
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $394,250 and $442,731 as of February 29, 2024 and February 28, 2025, respectively)	582,227	491,911
Operating lease liabilities, current (including operating lease liabilities, current, of the consolidated VIEs without recourse to TAL Education Group of $56,900 and $78,486 as of February 29, 2024 and February 28, 2025, respectively)	88,453	62,604
Total current liabilities	1,441,345	1,082,218
Deferred revenue, non-current (including deferred revenue, non-current, of the consolidated VIEs without recourse to TAL Education Group of $18,862 and $19,995 as of February 29, 2024 and February 28, 2025, respectively)	46,955	27,993
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $2,302 and $3,395 as of February 29, 2024 and February 28, 2025, respectively)	3,474	2,360
Operating lease liabilities, non-current (including operating lease liabilities, non-current, of the consolidated VIEs without recourse to TAL Education Group of $166,985 and $169,991 as of February 29, 2024 and February 28, 2025, respectively)	244,895	176,614
Total liabilities	1,736,669	1,289,185
Commitments and contingencies (Note 17)
Equity
Additional paid-in capital	4,294,819	4,256,957
Statutory reserve	179,537	165,138
Accumulated deficit	(624,078)	(694,270)
Accumulated other comprehensive loss	(83,914)	(65,928)
Total TAL Education Group shareholders' equity	3,766,567	3,662,098
Non-controlling interests	(169)	(23,334)
Total equity	3,766,398	3,638,764
Total liabilities and equity	5,503,067	4,927,949
Class A common shares
Equity
Common shares	154	152
Class B common shares
Equity
Common shares	$ 49	$ 49